Unaudited Interim Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 1,360,903	$ 2,300,759
Accounts receivable		1,647,011	1,552,525
Inventories		431,169	558,174
Other receivables, deposits and prepayments		5,183,807	565,160
Prepaid taxes		63,036	160,592
Total current assets		8,685,926	5,137,210
Non-current assets
Property and equipment, net		1,189,942	1,244,631
Land use right		333,694	339,855
Right of use assets – operating lease		97,697	71,495
Deferred tax assets		37,783	46,124
Investment in equity investees		4,550,000	4,550,000
Total non-current assets		6,209,116	6,252,105
Total assets		14,895,042	11,389,315
Current liabilities
Accounts payable		623,861	891,406
Deferred revenue		770,263	449,578
Accrued expenses and other payables		174,446	518,095
Amount due to related parties		41,327	66,064
Operating lease liabilities - current		58,070	36,524
Finance lease liabilities - current		57,702	59,172
Borrowings - current		15,828	28,909
Total current liabilities		1,741,497	2,049,748
Non-current liabilities
Amount due to equity investees		4,243,557	4,275,561
Operating lease liabilities - non-current		40,199	35,156
Finance lease liabilities - non-current		43,205	71,925
Borrowings - non-current		149,571	159,780
Deferred revenue		49,455	46,703
Total non-current liabilities		4,525,987	4,589,125
Total liabilities		6,267,484	6,638,873
Commitments and contingencies
Shareholders’ equity
Ordinary Shares, par value US$0.00025 per share, 200,000,000 shares authorized, 45,360,598 and 5,038,018 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively	[1]	11,341	1,260
Additional paid-in capital		93,526,094	6,547,265
Accumulated deficit		(85,138,251)	(2,029,941)
Accumulated other comprehensive loss		228,580	232,064
Total WF Holding Limited shareholders’ equity		8,627,764	4,750,648
Non-controlling interests		(206)	(206)
Total shareholders’ equity		8,627,558	4,750,442
Total liabilities and shareholders’ equity		$ 14,895,042	$ 11,389,315

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.